Document and Entity Information	Aug. 27, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 27, 2025
Entity Registrant Name	SEADRILL LIMITED
Entity Incorporation State Country Code	D0
Entity File Number	001-39327
Entity Tax Identification Number	98-1834031
Entity Address Address Line 1	11025 Equity Dr., Ste. 150
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Country	US
Entity Address Postal Zip Code	77041
Country Region	+1
City Area Code	713
Local Phone Number	329-1150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $0.01 per share
Trading Symbol	SDRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001737706